UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550

         Chicago, IL  60601

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/ Glen Kleczka     Chicago, IL     August 03, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $183,753 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     5214   695164 SH       SOLE                   304794        0   390370
ANNALY CAP MGMT INC            COM              035710409     7772   577864 SH       SOLE                   253460        0   324404
ANNTAYLOR STORES CORP          COM              036115103     3006   145620 SH       SOLE                    64070        0    81550
ARES CAP CORP                  COM              04010L103     3358   321935 SH       SOLE                   146760        0   175175
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     2928   254137 SH       SOLE                   111850        0   142287
AVISTA CORP                    COM              05379B107     5439   250524 SH       SOLE                   109940        0   140584
AVNET INC                      COM              053807103     2661   108020 SH       SOLE                    47460        0    60560
BAYTEX ENERGY TR               TRUST UNIT       073176109      383    15500 SH       SOLE                    15500        0        0
BIO RAD LABS INC               CL A             090572207     3823    38570 SH       SOLE                    16940        0    21630
BJS WHOLESALE CLUB INC         COM              05548J106     5698   146618 SH       SOLE                    64390        0    82228
BRINKER INTL INC               COM              109641100     1999   111760 SH       SOLE                    49136        0    62624
BRONCO DRILLING CO INC         COM              112211107     3581   350440 SH       SOLE                   153640        0   196800
BROOKS AUTOMATION INC          COM              114340102     1546   184911 SH       SOLE                    81100        0   103811
CEDAR SHOPPING CTRS INC        COM NEW          150602209     3564   269596 SH       SOLE                   118620        0   150976
CMS ENERGY CORP                COM              125896100     3317   265980 SH       SOLE                   116590        0   149390
CROWN HOLDINGS INC             COM              228368106     8556   385233 SH       SOLE                   168960        0   216273
CSG SYS INTL INC               COM              126349109     4733   270000 SH       SOLE                   118620        0   151380
DRS TECHNOLOGIES INC           COM              23330X100    10351   134867 SH       SOLE                    59130        0    75737
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     6432   208017 SH       SOLE                    91240        0   116777
FIRST PL FINL CORP             COM              33610T109     2475   192620 SH       SOLE                    84490        0   108130
FLEXTRONICS INTL LTD           ORD              Y2573F102     4719   666550 SH       SOLE                   292410        0   374140
FOREST OIL CORP                COM PAR $0.01    346091705     7452   150245 SH       SOLE                    65900        0    84345
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     3184   143415 SH       SOLE                    63295        0    80120
FURNITURE BRANDS INTL INC      COM              360921100     3199   304114 SH       SOLE                   133270        0   170844
HARVEST ENERGY TR              TRUST UNIT       41752X101      297    17582 SH       SOLE                    17582        0        0
KELLY SVCS INC                 CL A             488152208     4855   254835 SH       SOLE                   112030        0   142805
LIFEPOINT HOSPITALS INC        COM              53219L109     5077   157960 SH       SOLE                    69280        0    88680
LITTELFUSE INC                 COM              537008104     5152   173301 SH       SOLE                    76010        0    97291
MAIDENFORM BRANDS INC          COM              560305104     3248   223855 SH       SOLE                    97625        0   126230
MARINER ENERGY INC             COM              56845T305     1903    92811 SH       SOLE                    40892        0    51919
MEADOWBROOK INS GROUP INC      COM              58319P108     5167   731808 SH       SOLE                   320910        0   410898
MFA MTG INVTS INC              COM              55272X102     6506  1000992 SH       SOLE                   438700        0   562292
NATIONAL PENN BANCSHARES INC   COM              637138108     2722   186462 SH       SOLE                    81788        0   104674
OWENS ILL INC                  COM NEW          690768403     7225   245752 SH       SOLE                   108140        0   137612
PEROT SYS CORP                 CL A             714265105     5817   335292 SH       SOLE                   147150        0   188142
PHOTRONICS INC                 COM              719405102      599   318869 SH       SOLE                   140290        0   178579
PORTLAND GEN ELEC CO           COM NEW          736508847     4099   173250 SH       SOLE                    75940        0    97310
PROVIDENT ENERGY TR            TR UNIT          74386K104      179    19900 SH       SOLE                    19900        0        0
SCHOLASTIC CORP                COM              807066105     2078    80900 SH       SOLE                    35490        0    45410
SHAW GROUP INC                 COM              820280105     4979   162030 SH       SOLE                    70950        0    91080
SKECHERS U S A INC             CL A             830566105     4023   239034 SH       SOLE                   104810        0   134224
SMUCKER J M CO                 COM NEW          832696405     4026    79425 SH       SOLE                    34725        0    44700
SPARTECH CORP                  COM NEW          847220209      771    77866 SH       SOLE                    33800        0    44066
STAGE STORES INC               COM NEW          85254C305     2942   215392 SH       SOLE                    94490        0   120902
TECH DATA CORP                 COM              878237106     4371   146446 SH       SOLE                    64280        0    82166
U S CONCRETE INC               COM              90333L102     2327   520509 SH       SOLE                   228550        0   291959